CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 1999
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
ASSET BACKED -- 9.5%
--------------------------------------------------------------------------------
Lincs-Ser *
   4.936% due 3/18/99                              $100,000         $ 99,998,386
Lincs-Ser *
   4.986% due 2/15/00                                87,500           87,500,000
SMM Trust *
   5.047% due 1/26/00                               100,000          100,000,000
Steers *
   4.94% due 3/25/9                                  76,118           76,118,294
   4.998% due 11/10/99                              201,000          201,000,000
Strategic Money Market
   Trust Receipts *
   4.937% due 3/05/99                               213,000          213,000,000
   5.32% due 12/15/99                               200,000          200,000,000
Strats Trust *
   4.94% due 8/18/99                                 50,000           50,000,000
 Triangle Funding Ltd.
   5.07% due 10/15/99                                82,000           82,000,000
                                                                  --------------
                                                                   1,109,616,680
                                                                  --------------
BANK NOTES -- 10.0%
--------------------------------------------------------------------------------
FCC National Bank
   5.12% due 5/12/99                                100,000          100,001,950
   5.86% due 6/03/99                                 50,000           49,991,365
   4.90% due 12/16/99                               185,000          184,929,047
First Union National Bank
   5.35% due 9/13/99                                 50,000           50,002,582
Key Bank National
   Association
   4.995% due 9/23/99                               350,000          349,901,233
Nationsbank *
   5.00% due 11/19/99                               160,000          160,000,000
   5.15% due 3/12/99                                 50,000           50,000,000
   5.04% due 6/01/99                                 32,000           32,000,000
   4.98% due 6/10/99                                100,000           100,000,00
   4.82% due 6/25/99                                100,000           99,984,427
                                                                  --------------
                                                                   1,176,810,604
                                                                  --------------
CERTIFICATES OF DEPOSIT
(DOMESTIC) -- 4.4%
--------------------------------------------------------------------------------
BankBoston
   5.23% due 3/09/99                                  50,000          50,000,000
Centric Capital Corp.
   4.86% due 4/19/99                                  55,493          55,125,914
Chase Manhattan Bank
   Corp
   5.74% due 5/10/99                                  57,000          56,993,721
Monte Rosa Capital Corp.
   4.86% due 4/13/99                                  72,625          72,203,412
   4.85% due 4./16/99                                145,338         144,437,308
Newport Funding Corp.
   4.87% due 3/01/99                                 140,226         140,226,000
                                                                   -------------
                                                                     518,986,355
                                                                   -------------
CERTIFICATES OF DEPOSIT (EURO) -- 7.5%
--------------------------------------------------------------------------------

ABBY NATIONAL
   5.07% due 5/12/99                                 100,000         100,000,000
Algemene Bank
   5.62% due 4/14/99                                  75,000          74,995,666
   5.50% due 9/02/99                                  70,000          70,168,808
Bayer Hypo Vereinsbank
   5.09% due 5/10/99                                 100,000         100,000,000
   5.09% due 5/12/99                                 100,000         100,001,950
Bayerische Vereinsbank
   4.99% due 11/10/99                                171,000         171,023,254
   5.02% due 11/23/99                                100,000         100,006,647
Halifax
   5.07% due 5/12/99                                 100,000         100,000,000
International Nederlanden
   Group
   4.935% due 6/30/99                                 60,000          60,000,985
                                                                   -------------
                                                                     876,197,310
                                                                   -------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 25.4%
--------------------------------------------------------------------------------
Bank of Nova Scotia
   5.65% due 3/29/99                                   38,000         37,995,977
   4.96% due 6/11/99                                   46,500         46,501,592
Bayerische Vereinsbank
   4.91% due 7/08/99                                  120,000        120,000,000
Canadian Imperial Bank
   5.745% due 4/27/99                                  54,000         54,010,520
Credit  Agricole Indosuez
   5.74% due 4/26/99                                   50,000         49,993,919
   4.93% due 7/12/99                                  100,000        100,007,210
   5.31% due 9/13/99                                   50,000         50,095,581
Credit Communal de Belgique
   5.62% due 3/19/99                                   45,000         44,997,777
Credit Suisse First Boston
   5.06% due 10/07/99                                 325,000        325,000,000
   5.69% due 7/06/99                                  100,000        100,000,000
Deutsche Bank
   5.65% due 3/02/99                                  100,000         99,999,869
Dresdner Bank
   5.09% due 5/06/99                                   55,000         54,999,788

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 1999
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
Landesbank Hessen
   Thuringen
   5.00% due 4/06/99                              $ 50,000        $  50,000,000
   5.19% due 3/01/00                               100,000           99,971,037
Morgan Guarantee Trust
   Co
   4.90% due 10/15/99                               85,000           84,948,558
Rabobank Nederland
   5.71% due 6/11/99                               100,000           99,986,368
   5.69% due 6/30/99                                75,000           74,996,325
   5.64% due 7/30/99                                53,000           53,002,363
Societe Generale Bank
   5.75% due 4/06/99                               100,000           99,995,749
   5.76% due 4/16/99                                75,000           74,996,380
Societe Generale Bank*
   4.85% due 5/20/99                               175,800          175,773,654
Svenska Handelsbanken
   5.75% due 5/04/99                                57,000           56,995,215
   5.76% due 5/25/99                                75,000           74,989,972
   5.74% due 6/01/99                                77,000           76,986,818
Swiss Bank Corp.
   5.68% due 5/28/99                                40,000           40,051,628
   5.715% due 6/14/99                              100,000           99,988,980
Toronto Dominion
   5.03% due 6/03/99                               200,000          200,000,000
   5.71% due 6/23/99                                85,000           84,989,826
   5.60% due 8/17/99                                50,000           50,143,031
   4.79% due 8/18/99                               135,000          134,950,642
UBS AG
   5.00% due 5/19/9                                 50,000           49,997,560
Westdeutsche Landesbank
   5.125% due 9/15/99                               48,000           48,035,924
   5.21% due 9/22/99                                50,000           50,074,907
   4.84% due 11/05/99                              116,000          115,969,420
                                                                 --------------
                                                                  2,980,446,590
                                                                 --------------
COMMERCIAL PAPER -- 19.3%
--------------------------------------------------------------------------------
Aspen Funding Corp.
   4.86% due 4/12/99                               200,000          198,866,000
BankAmerica Corp.
   4.92% due 4/09/99                                50,000           49,733,500
Banco Santander
   4.85% due 3/01/99                               100,000          100,000,000
Barton Capital Corp.
   4.87% due 4/06/99                               120,285          119,699,212
Caisse d'Amortissement
   4.735% due 10/08/99                              76,000           73,790,859
CREGEM INC
   4.96% due 4/07/99                                50,000           49,745,111
   4.81% due 7/08/99                               150,000          147,414,625
   4.81% due 7/09/99                               115,000          113,002,514
Deutsche Bank
   4.81% due 8/10/99                               165,000          161,428,575
General Electric Capital
   Corp
   5.12% due 3/11/99                               250,000          249,644,444
   4.75% due 10/04/99                              125,000          121,421,007
   4.75% due 10/05/99                              125,000          121,404,514
   4.88% due 3/01/99                                75,000           75,000,000
J. P. Morgan & Co., Inc.*
   4.74% due 10/04/99                               70,000           67,999,983
Province de Quebec
   5.04% due 3/16/99                               100,000           99,790,000
Repsol International
   Finance
   4.87% due 7/15/99                               100,000           98,160,222
Sigma Finance Corp.
   5.35% due 3/05/99                               120,000          119,928,667
   5.125% due 2/09/00                              250,000          250,000,000
Variable Funding Capital
   Corp
   4.85% due 3/08/99                                50,000           49,952,847
                                                                 --------------
                                                                  2,266,982,080
                                                                 --------------
CORPORATE NOTES -- 7.4%
--------------------------------------------------------------------------------
Associates Corp. of
   North America*
   4.91% due 6/29/99                               150,000          149,961,490
Bear Stearns*
   5.00% due 6/04/99                               225,000          225,000,000
J. P. Morgan & Co., Inc.*
   4.82% due 7/07/99                               210,000          209,957,330
Key Bank National
   Association*
   4.915% due 5/12/99                               88,000           87,987,666
Royal Bank of Canada*
   4.92% due 6/07/99                               200,000          200,011,567
                                                                  -------------
                                                                    872,918,053
                                                                  -------------
MEDIUM TERM NOTES -- 7.1%
--------------------------------------------------------------------------------
Abbey National Treasury
   Services
   4.771% due 6/15/99                              100,000           99,968,429
   5.58% due 8/25/99                               100,000           99,980,986

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 1999
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
Goldman Sachs Group*
   5.05% due 1/31/00                               $335,500      $  335,500,000
Norwest Financial Inc.
   5.55% due 8/31/99                                100,000          99,985,567
Sigma Finance Corp.
   4.89% due 8/27/99                                197,000         196,995,459
                                                                 --------------
                                                                    832,430,441
                                                                 --------------
TIME DEPOSITS -- 7.1%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya
Nassau
   4.84% due 3/01/99                                150,000         150,000,000
Chase Bank
   4.75% due 3/01/99                                386,966         386,966,000
Suntrust
   4.81% due 3/01/99                                 50,000          50,000,000
Svenska Grand Cayman
   4.844% due 3/01/99                               250,000         250,000,000
                                                                ---------------
                                                                    836,966,000
                                                                ---------------
UNITED STATES  GOVERNMENT AGENCY -- 2.6%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   4.71% due 3/16/99                                 50,000          49,901,874
   4.69% due 4/16/99                                    600             596,404
   5.06% due 3/03/00                                100,000          99,937,000
Federal  National
Mortgage  Association
   4.86% due 2/10/99                                100,000          99,922,269
Student  Loan
Marketing  Discount  Note
   4.69% due 4/16/99                                 50,000          49,700,361
                                                                ---------------
                                                                    300,057,908
                                                                ---------------
UNITED STATES TREASURY BILLS -- 0.3%
--------------------------------------------------------------------------------
United States Treasury Bills
   4.135% due 10/14/99                               25,000          24,348,163
   4.175% due 12/09/99                               15,000          14,507,698
                                                                ---------------
                                                                     38,855,861
                                                                ---------------
TOTAL INVESTMENTS AT VALUE
/AMORTIZED COST                                       100.6%     11,810,267,882
OTHER ASSETS,
   LESS LIABILITIES                                    (0.6%)       (75,220,905)
                                                      -----     ---------------
 NET ASSETS                                           100.0%    $11,735,046,977
                                                      -----     ---------------


* Variable interest rate - subject to periodic change.
See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A)                                  $11,810,267,882
Interest receivable                                                 125,683,746
--------------------------------------------------------------------------------
  Total assets                                                   11,935,951,628
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                   199,908,037
Payable to affiliate~Investment Advisory fee
  (Note 2A)                                                             663,133
Accrued expenses and other liabilities                                  333,481
--------------------------------------------------------------------------------
  Total liabilities                                                 200,904,651
--------------------------------------------------------------------------------
NET ASSETS                                                      $11,735,046,977
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                        $11,735,046,977
================================================================================

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B):                                        $  292,120,478
EXPENSES:
Investment Advisory fees (Note 2A)               $   8,190,847
Administrative fees (Note 2B)                        2,730,282
Custody and fund accounting fees                     1,095,415
Trustees' fees                                          53,954
Legal fees                                              32,082
Audit fees                                              22,300
Miscellaneous                                           87,395
--------------------------------------------------------------------------------
    Total expenses                                  12,212,275
Less aggregate amounts waived by Investment
  Adviser and Administrator (Notes 2A, and 2B)      (6,745,592)
Less fees paid indirectly (Note 1E)                        (11)
--------------------------------------------------------------------------------
    Net expenses                                                      5,466,672
--------------------------------------------------------------------------------
Net investment income                                             $  286,653,806
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999       YEAR ENDED
                                             (Unaudited)       AUGUST 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                    $    286,653,806      $    504,627,904
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                22,079,029,546        30,335,511,897
Value of withdrawals                      (19,436,545,991)      (29,691,630,125)
--------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                      2,642,483,555           643,881,772
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                  2,929,137,361         1,148,509,676
================================================================================
NET ASSETS:
Beginning of period                         8,805,909,616         7,657,399,940
--------------------------------------------------------------------------------
End of period                            $ 11,735,046,977      $  8,805,909,616
================================================================================



CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS


                                             SIX MONTHS ENDED                               YEAR ENDED AUGUST 31,
                                             FEBRUARY 28, 1999  --------------------------------------------------------------------
                                                (Unaudited)           1998                1997               1996            1995
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)                  $   11,735,047      $   8,805,910      $   7,657,400      $   4,442,187   $  4,765,406
Ratio of expenses to
  average net assets                                0.10%*               0.10%              0.10%              0.10%          0.10%
Ratio of net investment
  income to average
  net assets                                        5.25%*               5.65%              5.57%              5.64%          5.88%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                                        0.22%*               0.22%              0.23%             0.23%           0.23%
Net investment income
  to average net assets                             5.13%*               5.53%              5.44%             5.50%           5.75%
====================================================================================================================================

* Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

     Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     E. Fees Paid Indirectly The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the

Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

     A. Investment Advisory Fee ~ The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $8,190,847, of which $4,015,310 was voluntarily waived for the six months ended February 28, 1999. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

     B. Administrative Fees - Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $2,730,282, all of which were voluntarily waived for the six months ended February 28, 1999. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $96,550,935,887 and $93,524,876,338, respectively, for the six months ended February 28, 1999.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1999, the commitment fee allocated to the Portfolio was $15,271. Since the line of credit was established, there have been no borrowings.